FPA Queens Road Value Fund
SCHEDULE OF INVESTMENTS
As of February 29, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 94.0%
	AEROSPACE & DEFENSE — 7.0%
8,000	General Dynamics Corp.	$2,186,000
6,600	RTX Corp.	591,822
		2,777,822
	ASSET MANAGEMENT — 8.5%
6,000	Ameriprise Financial, Inc.	2,444,160
7,900	T. Rowe Price Group, Inc.	895,465
		3,339,625
	BANKING — 4.2%
9,000	JPMorgan Chase & Co.	1,674,540
	BIOTECH & PHARMA — 6.5%
13,820	Merck & Co., Inc.	1,757,213
31,000	Pfizer, Inc.	823,360
		2,580,573
	DIVERSIFIED INDUSTRIALS — 8.2%
3,600	3M Co.	331,632
10,000	Eaton Corp. PLC	2,890,000
		3,221,632
	ELECTRICAL EQUIPMENT — 8.4%
3,400	Allegion PLC	434,758
10,200	Trane Technologies PLC	2,876,094
		3,310,852
	ENTERTAINMENT CONTENT — 1.5%
5,151	Walt Disney Co.	574,748
	FOOD — 1.7%
9,000	Mondelez International, Inc. - Class A	657,630
	HEALTH CARE FACILITIES & SVCS — 5.7%
4,500	Elevance Health, Inc.	2,255,625
	INSTITUTIONAL FINANCIAL SVCS — 2.1%
14,500	Bank of New York Mellon Corp.	813,305
	INSURANCE — 7.4%
3	Berkshire Hathaway, Inc. - Class A*	1,849,683
10,000	Prudential Financial, Inc.	1,089,900
		2,939,583
	LEISURE FACILITIES & SERVICES — 3.1%
4,225	McDonald's Corp.	1,234,883
	MACHINERY — 2.1%
9,000	Ingersoll Rand, Inc.	821,970
	MEDICAL EQUIPMENT & DEVICES — 4.0%
6,300	Danaher Corp.	1,594,782

FPA Queens Road Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 29, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SEMICONDUCTORS — 2.8%
26,000	Intel Corp.	$1,119,300
	SOFTWARE — 5.8%
20,395	Oracle Corp.	2,277,714
	SPECIALTY FINANCE — 6.1%
11,000	American Express Co.	2,413,620
	TECHNOLOGY HARDWARE — 2.5%
20,700	Cisco Systems, Inc.	1,001,259
	TECHNOLOGY SERVICES — 4.5%
12,000	Fiserv, Inc.*	1,791,240
	TRANSPORTATION & LOGISTICS — 1.9%
3,000	Union Pacific Corp.	761,070
	TOTAL COMMON STOCKS
	(Cost $10,505,941)	37,161,773
	SHORT-TERM INVESTMENTS — 5.9%
	MONEY MARKET INVESTMENTS — 5.9%
2,339,745	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 5.10%(a)	2,339,745
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,339,745)	2,339,745
	TOTAL INVESTMENTS — 99.9%
	(Cost $12,845,686)	39,501,518
	Other Assets in Excess of Liabilities — 0.1%	20,154
	TOTAL NET ASSETS — 100.0%	$39,521,672

PLC – Public Limited Company

*Non-income producing security.
(a)The rate is the annualized seven-day yield at period end.